Debt - Schedule of Debt (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Long-term debt, gross	$ 203,074	$ 204,233	$ 110,000
Less: unamortized issuance costs	9,147	9,636	3,006
Total debt, net	193,927	194,597	106,994
Less: current portion	3,074	4,233	1,100
Long-term debt, net	190,853	190,364	105,894
Convertible Notes
Debt Instrument [Line Items]
Long-term debt, gross	200,000	200,000	0
Bank of America Senior Revolver
Debt Instrument [Line Items]
Long-term debt, gross	0	0	0
Antares Capital Term Loan
Debt Instrument [Line Items]
Long-term debt, gross		0	110,000
Antares Capital Revolving Credit Facility
Debt Instrument [Line Items]
Long-term debt, gross		0	0
D&O Financing Loan
Debt Instrument [Line Items]
Long-term debt, gross	$ 3,074	$ 4,233	$ 0